Income Taxes (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)
Income Taxes [Line Items]
General and administration services percentage	4.84%	4.84%	4.84%
Tax profit rate, percentage	8.25%	8.25%	8.25%
Tax profit (in Dollars)		$ 2
Pre-tax income	$ 6,055,553			$ 2,261,699
Tax expense	152,200			15,918
Recognized tax benefits income tax penalties and interest accrued	$ 152,200			276,728
US federal tax rate	21.00%	21.00%	21.00%
Pre-tax losses	3 years	3 years	3 years
Unrecognized tax benefit	$ 152,200			276,728
Consolidated revenue (in Euro) | €			€ 750
Income arising in low-tax jurisdictions	15.00%	15.00%	15.00%
Income tax, description	no impact is expected as the Company does not meet the revenue threshold of Euro 750 million.	no impact is expected as the Company does not meet the revenue threshold of Euro 750 million.	no impact is expected as the Company does not meet the revenue threshold of Euro 750 million.
Hong Kong [Member]
Income Taxes [Line Items]
Remaining tax rate, percentage	16.50%	16.50%	16.50%
Unrecognized tax benefit of long-term income tax expenses	$ 152,200			276,728
Singapore [Member]
Income Taxes [Line Items]
Income tax expenses	$ 4,347,377			1,712,435
British Virgin Islands [Member] | Bit Digital Strategies Limited [Member]
Income Taxes [Line Items]
Investment percentage	100.00%
Iceland [Member]
Income Taxes [Line Items]
Income tax expenses	$ 1,827
BT Strategies [Member]
Income Taxes [Line Items]
Income tax expenses	$ 2,957,357			$ 3,547,902